Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $6,559,440 (comprised of (i) $1,514,860 maximum aggregate offering price with respect to notes linked to the common stock of Amazon.com, Inc., (ii) $2,014,860 maximum aggregate offering price with respect to notes linked to the common stock of Dow Inc., (iii) $1,514,860 maximum aggregate offering price with respect to notes linked to the common stock of GE Vernova Inc. and (iv) $1,514,860 maximum aggregate offering price with respect to notes linked to the Class B common stock of United Parcel Service, Inc.).

Narrative - Max Aggregate Offering Price	$ 6,559,440
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A